Loans and Borrowings - Schedule of Company’s Outstanding Loans and Borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Company’s Outstanding Loans and Borrowings [Abstract]
2027	$ 99,186	$ 128,356
2028	198,372	256,713
2029	97,635	126,349
Total loans and borrowings	395,193	511,418
Less: Imputed interest	(31,900)	(41,281)
Present value of loans and borrowings	$ 363,293	$ 470,137	$ 576,751